UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
         --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------
                      Date of fiscal year end: NOVEMBER 30
                                             ------------------
                     Date of reporting period: MAY 31, 2005
                                             ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [GRAPHIC OMITTED]
                                               ATLANTIC WHITEHALL FUNDS LOGO ART

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund

Atlantic Whitehall Funds Trust
Semi-Annual Report
May 31, 2005

               This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Dear Shareholder:

During the six-month period ended May 31, 2005, we took some important steps to position the Atlantic Whitehall Funds for the future.

Late in 2004 the portfolio managers for the Growth Fund completed a moderate restructuring of the portfolio to match more similarly the investment style of the firm's large-cap equity business managed for our wealth management client base. The repositioning of the portfolio provided for added diversification, reducing some of the overweight in the technology sector. The Fund remains a focused growth fund with typically 40 to 45 names of high-quality U.S. companies. We believe we are well positioned to take advantage of investor sentiment rotating back to large-cap growth stocks, which have remained out-of-favor for the last five-years but recently have showed signs of reversing.

Another important step we took during the period was to close and dissolve the Balanced Fund and the Income Fund. The liquidation and dissolution was recommended by the Atlantic Whitehall Funds Board of Trustees and approved at a shareholder meeting on March 15, 2005. The liquidation was effective on March 30, 2005. Both Funds operated at below critical asset levels, and it was determined to be in the best interest of shareholders to close the Funds.

The Atlantic Whitehall Funds are now positioned with four offerings: the Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund. Each are important components to a diversified asset allocation strategy.

Looking back, the Standard & Poor's 500 Stock Index (the "S&P 500") was up 2.4% over the six-month period. The beginning of the period was encouraging with a +3.4% return in December and closed strong with +3.2% in May, but struggled in-between.

Offsetting worries about short term interest rates, oil prices and trade deficits, the U.S. equity market moved forward driven by solid growth in corporate earnings and ample liquidity in the markets. Equity market valuations remain attractive relative to the fixed income markets. The resilience of the market to recent geopolitical disturbances also has been noteworthy and reassuring.

The following pages present a discussion from the portfolio managers on each Fund. We hope you find this information helpful. As always, we appreciate your confidence in the Atlantic Whitehall Funds, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

Respectfully,


/S/ William E. Rankin
William E. Rankin, CFA
President
Atlantic Whitehall Funds

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL GROWTH FUND

For the six-month period ended May 31, 2005, the Atlantic Whitehall Growth Fund, Institutional Class, was up 1.95%. The Distributor Class for the Fund was up 1.81% for the same period. In comparison, the S&P 500 was up 2.42%, and the Russell 1000 Growth Index was up 2.51% over the same period. Many large-cap growth managers struggled to beat these indices over the last six-months, as evidenced by the performance of the Morningstar Large Growth Category, which was up 1.66%. The Atlantic Whitehall Growth Fund, Institutional Class outperformed that benchmark of peer group funds by 0.29%.

It was a challenging six-month period for investing in large-capitalization quality growth stocks. Concerns about economic slow down held back stock price appreciation even though companies continued to report good results and provided outlooks for continued earnings growth. As the growth rate of the economy and corporate profits decelerate from double digit rates to single digit rates over the balance of 2005, the Atlantic Whitehall Growth Fund's high quality portfolio should be well positioned for strong performance.

In our portfolio, earnings are continuing to grow at a double digit pace in calendar 2005. Importantly, our portfolio as a whole is still experiencing net positive earnings forecast revisions, with high returns on equity and low debt levels. These factors when combined with valuations that remain attractive on an absolute basis make us optimistic that our portfolio has the potential to perform better versus the fund's relevant benchmarks.

Contributors to performance were found in the Health Care, Consumer Staples and Consumer Discretionary sectors, whereas detractors resided in the Energy (up less than the index), Telecommunications, Financial and Industrial sectors. Health Care performance was helped by strong performance from Caremark Rx, Inc. (2.91%), UnitedHealth Group, Inc. (3.54%) and Teva Pharmaceutical Industries Ltd. (2.23%). Consumer Staples was also a positive contributor, aided by strong performance from Sysco Corp. (1.11%), Walgreen Co. (1.87%), Proctor & Gamble Co. (2.13%) and PepsiCo., Inc. (2.58%). Consumer Discretionary was helped by Target Corp.'s (2.55%) strong showing as well as Viacom Inc.'s news of a corporate restructuring. We took advantage of the sharp rise in Viacom's price and sold the stock. Detractors from performance included American International Group, Inc. (1.14%), Zimmer Holdings, Inc. (2.18%) and 3M Co. (2.24%). The percentages shown represent the percentage of total net assets for each holding as of May 31, 2005 and are subject to change.

We continue to manage the portfolio focusing on companies with the strongest fundamental prospects. Our high quality portfolio should do well and our performance should have the opportunity to improve with continued earnings growth.

[BEGIN SIDEBAR]

                                DISTRIBUTOR CLASS
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

               Atlantic Whitehall
                 Growth Fund,
               Distributor Class     S&P 500 Index
Feb-95               10000               10000
Nov-95               12970               13153
Nov-96               16162               16816
Nov-97               20151               21609
Nov-98               23751               26726
Nov-99               34317               32309
Nov-00               34991               30942
Nov-01               31966               27164
Nov-02               25375               22679
Nov-03               29270               26099
Nov-04               29026               29453
May-05               29553               30166

This chart compares a $10,000 investment made in Distributor Class Shares of the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (S&P 500 Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                                DISTRIBUTOR CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2005*
--------------------------------------------------------------------------------
6 MONTHS                  1 YEAR                  5 YEAR                 10 YEAR
--------------------------------------------------------------------------------
 1.81%**                   1.23%                  (7.07)%                 10.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2005*
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
6 MONTHS                  1 YEAR                  5 YEAR            (8/20/03)
--------------------------------------------------------------------------------
1.95%**                    1.49%                    N/A               4.25%
--------------------------------------------------------------------------------

*     Without certain fee waivers, returns would have been lower.

**    Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

For the six-month period ended May 31, 2005, the Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class, was up 1.03%. In comparison, the Russell Mid-Cap Growth Index was up 4.63% over the same period.

It was a challenging six-month period for investing in the mid-cap growth sector. Concerns about economic slow down held back stock price appreciation even though companies continued to report good results and provided outlooks for continued earnings growth. We are hopeful of better price appreciation in the next six months as the economy moves forward with double-digit capital spending growth and continued strength from the housing and construction sectors.

We note that specifically in our portfolio, earnings are continuing to grow at a double digit pace. Importantly, our portfolio as a whole, is still experiencing net positive earnings forecast revisions. These factors when combined with valuations that remain attractive on an absolute basis make us hopeful that our portfolio has the potential to perform better versus the funds relevant benchmarks. Contributors to performance were found in the Health Care and Industrial sectors, whereas detractors resided in the Consumer Discretionary and Financial sectors. We had several stocks in the Consumer Discretionary sector where the outlooks materially worsened and the stocks were subsequently sold. Our Financial sector stocks experienced some price declines even though fundamentals remain good and we anticipate a recovery. Two Financial sector stocks that negatively impacted performance for the period were Investors Financial Services Corp. (1.37%) and CapitalSource Inc. (0.56%). Further, some of the semiconductor holdings showed poor relative performance although here also, fundamentals remain strong. Sigmatel, Inc. (0.62%) was the largest negative contributor to the Fund. As mentioned earlier, the Health Care sector provided some strong relative performance aided by Express Scripts Inc. (2.64%), Caremark Rx, Inc. (2.51%), and Wellpoint Inc. (2.39%), for the six-month period. The percentages shown represent the percentage of total net assets for each holding as of May 31, 2005 and are subject to change.

We are hopeful that with the elimination of stock positions where fundamentals deteriorated, and the anticipation of stock price recovery where prospects remain strong, our relative performance should have the opportunity to improve.

[BEGIN SIDEBAR]

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

                    Atlantic Whitehall
                   Mid-Cap Growth Fund,    Russell Mid-Cap
                   Institutional Class       Growth Index
Mar-04                    10000                 10000
May-04                    10040                  9928
Nov-04                    10650                 10491
May-05                    10760                 10977

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (Russell Mid-Cap Growth Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                     ATLANTIC WHITEHALL MID-CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
6 MONTHS                  1 YEAR                  5 YEAR            (3/1/04)
--------------------------------------------------------------------------------
 1.03%*                   7.17%                     N/A               6.04%
--------------------------------------------------------------------------------

*     Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND INVESTS IN MID-SIZED COMPANIES WHICH MAY INVOLVE GREATER RISK AND MORE ABRUPT PRICE FLUCTUATIONS THAN INVESTMENTS MADE IN LARGER COMPANIES. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

The Atlantic Whitehall Multi-Cap Global Value Fund returned 2.82% during the six-month period ended May 31, 2005. During the same period, the MSCI World Index (net dividends) returned 2.21% and Lipper Global Multi-Cap Core Index returned 3.83%.

The major contributors to performance were WellPoint, Inc. (4.01%), Cemex S.A. de C.V., SP ADR (4.09%), Vulcan Materials Co. (3.21%), Harrah's Entertainment, Inc. (2.10%) and Smiths Group PLC (3.39%). Among the major detractors to performance were RadioShack Corp. (2.33%), Vedior NV (2.70%), Clear Channel Communications, Inc. (2.47%), Compass Group PLC (2.97%) and Nintendo Co., Ltd. (1.80%). The percentages shown represent the percentage of total net assets for each holding as of May 31, 2005 and are subject to change.

The last six months saw a continuation of 2004's major themes. Specifically global investors continued to chase energy and commodities. Unlike many of the funds within the peer group, the Atlantic Whitehall Multi-Cap Global Value Fund does not have any exposure to oil and gas and utilities companies. Historically, we have tended to shy away from oil and gas companies because we do not have the ability or the conviction to accurately predict the long-term direction of commodity prices, which is crucial in determining the rise and fall of a vast majority of these companies' fortunes. In addition, most oil and gas companies have delivered poor returns on capital employed through a commodity cycle as they lack defendable barriers to entry and pricing power. Similarly, we have tended to shy away from investments in utility companies. In general, these companies lack a superior growth profile to the market. The strong performance of utility companies has been driven by the market's thirst for yields. Our investment discipline is not based on chasing yields. Instead, we try to identify companies that have superior growth prospects where we believe we have a proprietary long term view.

During the period, we sold Murata Manufacturing Co., Ltd., Grainger (W.W.), Inc., Manpower, Inc., Progressive Corp. (The), Equity Residential REIT, Moody's Corp., Weight Watchers International, Inc. and Walt Disney Co. (The). These companies were replaced by a number of new positions in an effort to upgrade the overall growth prospect of the Fund. Among these new positions were Telefonaktiebolaget LM Ericsson (2.47%), Schindler Holding AG (1.22%), Willis Group Holdings Ltd. (2.37%), Anglo Irish Bank Corp. PLC (1.73%), and Nintendo Co., Ltd. (1.80%). Based in Sweden, Telefonaktiebolaget LM Ericsson is the world leader in telecommunications infrastructure equipment. Schindler Holding AG is a Swiss company operating the second largest elevator and escalator business in the world. Willis Group Holdings Ltd., based in the UK, is the third largest global provider of insurance brokerage services. Anglo Irish Bank Corp. PLC is the third largest lender in Ireland. Nintendo Co., Ltd., based in Japan, is the world's largest maker of hand-held game machines. We believe these companies have distinct advantages over their competitors and are well positioned to capitalize on attractive market opportunities over the coming years. All of them should generate attractive returns for their owners and were able to be purchased at significant discounts to our estimate of their long-term intrinsic value.

[BEGIN SIDEBAR]

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

                  Atlantic Whitehall
                   Multi-Cap Global
                     Value Fund,            MSCI World
                 Institutional Class       NDTR_D Index
march-04                10000                 10000
may-04                   9880                  9811
nov-04                  10400                 10696
may-05                  10694                 10932

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI World NDTR_D Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                 ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2005*
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
6 MONTHS                  1 YEAR                  5 YEAR            (3/1/04)
--------------------------------------------------------------------------------
 2.82%**                   8.23%                    N/A               5.51%
--------------------------------------------------------------------------------

*     Without certain fee waivers, returns would have been lower.

**    Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL INTERNATIONAL FUND

The Atlantic Whitehall International Fund was up 0.46% for the six-month period ended May 31, 2005. In comparison, the MSCI EAFE Index was up 1.81%.

International equity markets have been resilient during this six-month reporting period. Continued softness in the global economy helped to push bond yields to new lows and the equity markets higher. Our stock selection methodology, which favors companies with proven financial strength, has contributed to the returns in the period in light of the improved performance of higher quality stocks and more defensive sectors of the market.

Several of the smaller markets in Europe including Denmark, Finland, and Norway were the best performers during the period. From a sector perspective, energy, healthcare, and utilities were the top performers with telecommunication services and information technology lagging the broad market. Performance in Asia was lead by Singapore, while Japan lagged during the period. Security selection was a drag on performance with holdings in Japan and Finland trailing the benchmark, while holdings in the UK and Norway were positive contributors. The energy and industrial sectors performed well while the consumer staples and materials sectors trailed the market.

Looking to the balance of 2005, we expect modest returns in the global equity markets due primarily to the significant market recovery seen over the past two years. Equity valuations appear fair for the current economic environment with valuations in non-U.S. companies continuing to look more favorable than the U.S. market.

[BEGIN SIDEBAR]

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

            Atlantic Whitehall
            International Fund,        MSCI
            Institutional Class     EAFE Index
Aug-03             10000              10000
Nov-03             10550              11194
Feb-04             11700              12522
May-04             11582              12334
Aug-04             11582              12263
Nov-04             13069              13982
May-05             13129              14235

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI EAFE Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                      ATLANTIC WHITEHALL INTERNATIONAL FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
6 MONTHS                  1 YEAR                  5 YEAR            (9/5/03)
--------------------------------------------------------------------------------
 0.46%*                   13.35%                    N/A              16.94%
--------------------------------------------------------------------------------

*     Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

COMMON STOCKS - 99.71%
              AEROSPACE/DEFENSE - 1.09%
     8,705    United Technologies Corp. .........................   $   928,823
                                                                    -----------
              DIVERSIFIED MANUFACTURING - 6.04%
    88,920    General Electric Co. ..............................     3,243,802
    24,970    3M Co. ............................................     1,913,950
                                                                    -----------
                                                                      5,157,752
                                                                    -----------
              FINANCIAL SERVICES - 10.20%
    26,260    American Express Co. ..............................     1,414,101
    42,305    Citigroup, Inc. ...................................     1,992,989
     8,750    Goldman Sachs Group, Inc. (The) ...................       853,125
    57,015    SLM Corp. .........................................     2,752,114
    28,130    Wells Fargo & Co. .................................     1,699,333
                                                                    -----------
                                                                      8,711,662
                                                                    -----------
              FOOD AND BEVERAGE - 3.70%
    39,175    PepsiCo, Inc. .....................................     2,205,552
    25,550    Sysco Corp. .......................................       949,438
                                                                    -----------
                                                                      3,154,990
                                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 15.36%
    24,895    Aetna, Inc. .......................................     1,942,059
    55,680    Caremark Rx, Inc.* ................................     2,486,669
    48,160    Medtronic, Inc. ...................................     2,588,600
    62,240    UnitedHealth Group, Inc. ..........................     3,023,619
     9,120    WellPoint, Inc.* ..................................     1,212,960
    24,300    Zimmer Holdings, Inc.* ............................     1,860,894
                                                                    -----------
                                                                     13,114,801
                                                                    -----------
              HOTELS - 1.00%
    12,690    Mariott International, Inc., Class A ..............       857,083
                                                                    -----------
              HOUSEHOLD PRODUCTS - 4.07%
    41,815    Avon Products, Inc. ...............................     1,661,728
    32,920    Procter & Gamble Co. (The) ........................     1,815,538
                                                                    -----------
                                                                      3,477,266
                                                                    -----------
              INSURANCE - 2.06%
    18,750    AFLAC, Inc. .......................................       779,063
    17,555    American International Group, Inc. ................       975,180
                                                                    -----------
                                                                      1,754,243
                                                                    -----------
              LEISURE & ENTERTAINMENT - 0.45%
     7,305    Carnival Corp. ....................................       386,434
                                                                    -----------
              MULTIMEDIA - 4.82%
    91,073    Comcast Corp., Class A* ...........................     2,881,550
   118,695    Liberty Media Corp.* ..............................     1,233,241
                                                                    -----------
                                                                      4,114,791
                                                                    -----------
              OIL AND GAS - 7.05%
    33,945    Apache Corp. ......................................     1,994,608
    28,985    BP PLC, SP ADR ....................................     1,744,897
    21,230    Burlington Resources, Inc. ........................     1,075,937
    17,600    Schlumberger, Ltd. ................................     1,203,312
                                                                    -----------
                                                                      6,018,754
                                                                    -----------
              PHARMACEUTICALS - 6.95%
    33,300    Amgen, Inc.* ......................................     2,083,914
    39,910    Novartis AG, ADR ..................................     1,948,805
    57,040    Teva Pharmaceutical Industries Ltd., SP ADR .......     1,903,425
                                                                    -----------
                                                                      5,936,144
                                                                    -----------

    SHARES                                                             VALUE
    ------                                                             -----

              RETAIL - 8.36%
    24,935    eBay, Inc.* .......................................   $   947,779
    61,355    Home Depot, Inc. (The) ............................     2,414,319
    40,490    Target Corp. ......................................     2,174,313
    35,220    Walgreen Co. ......................................     1,596,875
                                                                    -----------
                                                                      7,133,286
                                                                    -----------
              SEMICONDUCTORS - 7.93%
    56,085    Analog Devices, Inc. ..............................     2,079,632
    56,452    Intel Corp. .......................................     1,520,252
    43,455    Maxim Integrated Products, Inc. ...................     1,712,127
    49,145    Microchip Technology, Inc. ........................     1,456,658
                                                                    -----------
                                                                      6,768,669
                                                                    -----------
              TECHNOLOGY - 16.43%
    33,370    Accenture Ltd., Class A* ..........................       776,854
    30,733    Affiliated Computer Services, Inc., Class A* ......     1,589,818
    35,730    Apple Computer, Inc.* .............................     1,418,838
    90,610    Cisco Systems, Inc.* ..............................     1,756,022
    68,080    Dell, Inc.* .......................................     2,715,711
    31,920    First Data Corp. ..................................     1,207,534
   130,870    Microsoft Corp. ...................................     3,376,446
    52,435    Symantec Corp.* ...................................     1,185,555
                                                                    -----------
                                                                     14,026,778
                                                                    -----------
              TELECOMMUNICATIONS - 2.81%
    95,145    Vodafone Group PLC, SP ADR ........................     2,395,751
                                                                    -----------
              TRANSPORTATION - 1.39%
    16,110    United Parcel Service, Inc., Class B ..............     1,186,502
                                                                    -----------
              TOTAL COMMON STOCKS ...............................    85,123,729
                                                                    -----------
              (Cost $77,307,125)

              TOTAL INVESTMENTS - 99.71% ........................    85,123,729
                                                                    -----------
              (Cost $77,307,125)

              OTHER ASSETS
              NET OF LIABILITIES - 0.29% ........................       249,681
                                                                    -----------
              NET ASSETS - 100.00% ..............................   $85,373,410
                                                                    ===========

----------
*           Non-income producing security.

ADR         American Depositary Receipt

PLC         Public Limited Company

SP ADR      Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks ..................................................    21.38%
Technology ...........................................................    16.43%
Health Care Services & Equipment .....................................    15.36%
Financial Services ...................................................    10.21%
Retail ...............................................................     8.36%
Semiconductors .......................................................     7.93%
Oil and Gas ..........................................................     7.05%
Pharmaceuticals ......................................................     6.95%
Diversified Manufacturing ............................................     6.04%
Cash and Other Net Assets ............................................     0.29%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

COMMON STOCKS - 96.13%
              CHEMICALS - 1.63%
    38,910    Nalco Holding Co.* ................................   $   689,485
     8,895    Valspar Corp. (The) ...............................       421,623
                                                                    -----------
                                                                      1,111,108
                                                                    -----------
              COMMERCIAL SERVICES - 6.60%
    15,710    Apollo Group, Inc., Class A* ......................     1,233,235
    11,650    C.H. Robinson Worldwide, Inc. .....................       666,030
    10,850    Career Education Corp.* ...........................       376,169
    11,160    Corporate Executive Board Co. (The) ...............       778,745
    16,125    Paychex, Inc. .....................................       465,690
    14,335    Stericycle, Inc.* .................................       711,303
     9,025    Universal Technical Institute, Inc.* ..............       275,714
                                                                    -----------
                                                                      4,506,886
                                                                    -----------
              ELECTRONICS - 1.91%
    15,485    Garmin Ltd. .......................................       686,760
    21,130    Jabil Circuit, Inc.* ..............................       617,630
                                                                    -----------
                                                                      1,304,390
                                                                    -----------
              FINANCIAL SERVICES - 7.49%
    14,235    Capital One Financial Corp. .......................     1,073,319
    20,080    CapitalSource Inc.* ...............................       383,127
    25,260    CheckFree Corp.* ..................................       942,956
    11,005    First Marblehead Corp. (The)* .....................       491,373
     6,585    Global Payments, Inc. .............................       456,341
    22,525    Investors Financial Services Corp. ................       934,562
    32,280    TCF Financial Corp. ...............................       835,729
                                                                    -----------
                                                                      5,117,407
                                                                    -----------
              FOOD AND BEVERAGE - 2.87%
    16,475    Whole Foods Market, Inc. ..........................     1,960,196
                                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 22.20%
    13,640    Biomet, Inc. ......................................       514,092
    38,325    Caremark Rx, Inc.* ................................     1,711,594
     7,065    Cephalon, Inc.* ...................................       299,697
    17,475    Charles River Laboratories International, Inc.* ...       840,373
    23,805    Cytyc Corp.* ......................................       557,275
    19,505    Express Scripts, Inc.* ............................     1,802,067
    10,735    Kinetic Concepts, Inc.* ...........................       689,724
    13,490    Laboratory Corp. of America Holdings* .............       653,590
    31,060    Lincare Holdings, Inc.* ...........................     1,365,398
    24,885    Patterson Cos., Inc.* .............................     1,129,530
     8,745    Quest Diagnostic, Inc. ............................       918,225
     9,485    ResMed, Inc.* .....................................       592,528
     5,405    Sierra Health Services, Inc.* .....................       357,108
    33,490    St. Jude Medical, Inc.* ...........................     1,343,619
    14,815    Triad Hospitals, Inc.* ............................       751,417
    12,280    WellPoint, Inc.* ..................................     1,633,240
                                                                    -----------
                                                                     15,159,477
                                                                    -----------
              HOTELS - 1.45%
    14,715    Mariott International, Inc., Class A ..............       993,851
                                                                    -----------
              HOUSEHOLD PRODUCTS - 2.28%
     6,425    Alberto-Culver Co. ................................       284,820
    19,325    Blyth, Inc. .......................................       547,670
     8,675    Mohawk Industries, Inc.* ..........................       723,669
                                                                    -----------
                                                                      1,556,159
                                                                    -----------

    SHARES                                                             VALUE
    ------                                                             -----

              INDUSTRIAL - 1.63%
    14,225    Danaher Corp. .....................................   $   784,224
    10,230    Donaldson Co., Inc. ...............................       328,383
                                                                    -----------
                                                                      1,112,607
                                                                    -----------
              MULTIMEDIA - 4.56%
    10,660    Getty Images, Inc.* ...............................       797,795
    13,505    Lamar Advertising Co.* ............................       564,779
    18,520    Univision Communications, Inc., Class A* ..........       492,817
    23,040    WebEx Communications, Inc.* .......................       618,854
    19,870    XM Satellite Radio Holdings, Inc.* ................       638,026
                                                                    -----------
                                                                      3,112,271
                                                                    -----------
              OIL & GAS EXPLORATION - 6.35%
    37,805    Chesapeake Energy Corp. ...........................       773,868
    12,855    Devon Energy Corp. ................................       590,045
    19,010    Grant Prideco, Inc.* ..............................       456,620
    15,620    Weatherford International Ltd.* ...................       821,143
    54,581    XTO Energy, Inc. ..................................     1,698,561
                                                                    -----------
                                                                      4,340,237
                                                                    -----------
              PHARMACEUTICALS - 0.65%
    10,875    Gilead Sciences, Inc.* ............................       443,700
                                                                    -----------
              RESTAURANTS - 0.95%
    23,770    Applebee's International, Inc. ....................       648,208
                                                                    -----------
              RETAIL - 8.68%
     5,595    Advance Auto Parts, Inc.* .........................       331,616
     8,030    AutoZone, Inc.* ...................................       726,876
    26,665    Bed Bath & Beyond, Inc.* ..........................     1,083,932
    15,405    Best Buy Co., Inc. ................................       838,494
    26,025    Dollar General Corp. ..............................       510,350
     7,570    Liz Claiborne, Inc. ...............................       284,253
    11,970    Nordstrom, Inc. ...................................       730,649
     9,470    PETsMART, Inc. ....................................       300,862
    48,785    TJX Companies, Inc. (The) .........................     1,118,640
                                                                    -----------
                                                                      5,925,672
                                                                    -----------
              SEMICONDUCTORS - 9.85%
    45,510    Altera Corp.* .....................................     1,009,867
    21,140    ATMI, Inc.* .......................................       594,034
    10,300    KLA-Tencor Corp. ..................................       467,723
    19,710    Linear Technology Corp. ...........................       738,533
    30,810    Maxim Integrated Products, Inc. ...................     1,213,914
    55,050    Microchip Technology, Inc. ........................     1,631,682
    24,005    NVIDIA Corp.* .....................................       652,696
    18,670    Sigmatel, Inc.* ...................................       422,689
                                                                    -----------
                                                                      6,731,138
                                                                    -----------
              TECHNOLOGY - 15.09%
    30,855    Affiliated Computer Services, Inc., Class A* ......     1,596,129
    15,445    Alliance Data Systems Corp.* ......................       582,586
    39,875    Cognizant Technology Solutions Corp.* .............     1,914,000
    20,765    Cognos, Inc.* .....................................       784,087
    33,270    Fiserv, Inc.* .....................................     1,430,610
     6,525    Hyperion Solutions Corp.* .........................       287,948
    20,749    Juniper Networks, Inc* ............................       532,004
     7,510    Lexmark International, Inc.* ......................       513,984
    13,065    Mercury Interactive Corp.* ........................       589,493
    27,795    Satyam Computer Services Ltd. ADR .................       686,815
    61,535    Symantec Corp.* ...................................     1,391,306
                                                                    -----------
                                                                     10,308,962
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

              TRANSPORTATION - 1.94%
    29,887    Knight Transportation, Inc. .......................   $   730,737
    17,570    Landstar System, Inc.* ............................       592,812
                                                                    -----------
                                                                      1,323,549
                                                                    -----------
              TOTAL COMMON STOCKS ...............................    65,655,818
                                                                    -----------
              (Cost $60,704,323)

INVESTMENT COMPANY - 2.78%
 1,902,007    SSgA Prime Money Market Fund ......................     1,902,007
                                                                    -----------
              TOTAL INVESTMENT COMPANY ..........................     1,902,007
                                                                    -----------
              (Cost $1,902,007)

              TOTAL INVESTMENTS - 98.91% ........................    67,557,825
                                                                    -----------
              (Cost $62,606,330)

              OTHER ASSETS
              NET OF LIABILITIES - 1.09% ........................       741,932
                                                                    -----------
              NET ASSETS - 100.00% ..............................   $68,299,757
                                                                    ===========

----------
*     Non-income producing security.

ADR   American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Technology ...........................................................    24.94%
Health Care ..........................................................    22.85%
Other Common  stocks .................................................    11.79%
Retail ...............................................................     8.68%
Financial Services ...................................................     7.49%
Commercial Services ..................................................     6.60%
Oil & Gas Exploration ................................................     6.35%
Multimedia ...........................................................     4.56%
Cash and Other Net Assets ............................................     3.87%
Food and Beverage ....................................................     2.87%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

COMMON STOCKS - 46.73%
              BUILDING PRODUCTS - 6.00%
    12,900    Sherwin-Williams Co. (The) ........................   $   573,405
    11,000    Vulcan Materials Co. ..............................       659,230
                                                                    -----------
                                                                      1,232,635
                                                                    -----------
              CHEMICALS - 4.98%
    17,100    Engelhard Corp. ...................................       502,740
     8,700    Sigma-Aldrich Corp. ...............................       521,217
                                                                    -----------
                                                                      1,023,957
                                                                    -----------
              COMMERCIAL SERVICES - 4.01%
    23,800    IAC/InterActiveCorp* ..............................       583,100
    12,000    Sabre Holdings Corp. ..............................       240,840
                                                                    -----------
                                                                        823,940
                                                                    -----------
              ENTERTAINMENT - 2.10%
     6,000    Harrah's Entertainment, Inc. ......................       430,860
                                                                    -----------
              FINANCIAL SERVICES - 6.34%
    11,800    American Express Co. ..............................       635,430
    13,900    State Street Corp. ................................       667,200
                                                                    -----------
                                                                      1,302,630
                                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 6.53%
    21,100    IMS Health, Inc. ..................................       518,005
     6,200    WellPoint, Inc.* ..................................       824,600
                                                                    -----------
                                                                      1,342,605
                                                                    -----------
              INSURANCE - 2.37%
    14,200    Willis Group Holdings Ltd. ........................       486,634
                                                                    -----------
              MULTIMEDIA - 4.14%
    17,400    Clear Channel Communications, Inc. ................       508,602
     6,900    Meredith Corp. ....................................       342,240
                                                                    -----------
                                                                        850,842
                                                                    -----------
              RETAIL - 5.06%
    12,400    Costco Wholesale Corp. ............................       563,208
    19,000    RadioShack Corp. ..................................       478,040
                                                                    -----------
                                                                      1,041,248
                                                                    -----------
              TECHNOLOGY - 5.20%
    21,500    Molex, Inc., Class A ..............................       512,775
    43,400    Oracle Corp.* .....................................       556,388
                                                                    -----------
                                                                      1,069,163
                                                                    -----------
              TOTAL COMMON STOCKS ...............................     9,604,514
                                                                    -----------
              (Cost $9,208,855)

FOREIGN COMMON STOCKS - 49.48%
              DENMARK - 0.47%
     2,000    Novozymes A/S,  Class B + .........................        97,074
                                                                    -----------
              FRANCE - 0.05%
       200    Societe BIC SA + ..................................        10,739
                                                                    -----------
              IRELAND - 6.88%
    30,400    Anglo Irish Bank Corp. PLC + ......................       356,086
    24,000    Kerry Group PLC, Class A + ........................       590,586
    10,200    Ryanair Holdings PLC, SP ADR* .....................       466,038
                                                                    -----------
                                                                      1,412,710
                                                                    -----------
              ITALY - 1.17%
    11,600    Luxottica Group SpA ...............................       240,837
                                                                    -----------

    SHARES                                                             VALUE
    ------                                                             -----

              JAPAN - 5.49%
    14,000    Canon, Inc. + .....................................   $   757,053
     3,500    Nintendo Co., Ltd. + ..............................       370,704
                                                                    -----------
                                                                      1,127,757
                                                                    -----------
              MEXICO - 9.13%
    22,009    Cemex S.A. de C.V., SP ADR ........................       840,744
   120,100    Grupo Modelo, S.A. de C.V., Series C ..............       364,128
    11,200    Grupo Televisia S.A., ADR .........................       672,000
                                                                    -----------
                                                                      1,876,872
                                                                    -----------
              NETHERLANDS - 2.70%
    39,114    Vedior NV + .......................................       555,560
                                                                    -----------
              SWEDEN - 2.47%
   161,500    Telefonaktiebolaget LM Ericsson, B Shares* + ......       507,918
                                                                    -----------
              SWITZERLAND - 1.22%
       500    Schindler Holding AG, Participation
              Certificates + ....................................       179,518
       200    Schindler Holding AG, Registered Shares + .........        71,973
                                                                    -----------
                                                                        251,491
                                                                    -----------
              UNITED KINGDOM - 19.90%
   155,000    Compass Group PLC + ...............................       610,485
    14,931    GlaxoSmithKline PLC + .............................       369,540
    95,700    Reed Elsevier PLC + ...............................       912,557
    43,600    Smiths Group PLC + ................................       697,084
   108,362    Tesco PLC + .......................................       616,918
    82,800    WPP Group PLC + ...................................       882,509
                                                                    -----------
                                                                      4,089,093
                                                                    -----------
              TOTAL FOREIGN COMMON STOCKS .......................    10,170,051
                                                                    -----------
              (Cost $9,685,062)

INVESTMENT COMPANY - 3.03%
   622,019    SSgA Prime Money Market Fund ......................       622,019
                                                                    -----------
              TOTAL INVESTMENT COMPANY ..........................       622,019
                                                                    -----------
              (Cost $622,019)

              TOTAL INVESTMENTS - 99.24% ........................    20,396,584
                                                                    -----------
              (Cost $19,515,936)

              OTHER ASSETS
              NET OF LIABILITIES - 0.76% ........................       155,278
                                                                    -----------
              NET ASSETS - 100.00% ..............................   $20,551,862
                                                                    ===========

----------
*           Non-income producing security.

+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 2).

ADR         American Depositary Receipt

PLC         Public Limited Company

SP ADR      Sponsored American Depositary Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCKS
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Multimedia ............................................................   12.01%
Food and Beverage .....................................................   10.62%
Building Products .....................................................    5.32%
Entertainment .........................................................    4.07%
Technology ............................................................    3.68%
Health Care ...........................................................    3.44%
Diversified Manufacturing .............................................    3.39%
Commercial Services ...................................................    2.70%
Telecommunications ....................................................    2.47%
Financial Services ....................................................    1.73%
Household Products ....................................................    0.05%
                                                                          -----
Total .................................................................   49.48%
                                                                          =====

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks ..................................................    25.07%
Multimedia ...........................................................    16.15%
Building Products ....................................................    11.31%
Health Care ..........................................................     9.98%
Technology ...........................................................     8.89%
Financial Services ...................................................     8.07%
Commercial Services ..................................................     6.66%
Retail ...............................................................     5.07%
Chemicals ............................................................     4.98%
Cash and Other Net Assets ............................................     3.82%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

FOREIGN COMMON STOCKS - 96.51%
              AUSTRALIA - 1.68%
   137,600    National Australia Bank Ltd. + ....................  $  3,266,047
                                                                   ------------
              BELGIUM - 0.99%
    56,200    Belgacom + ........................................     1,922,741
                                                                   ------------
              CANADA - 2.52%
   101,000    BCE Inc. ..........................................     2,314,986
    74,600    EnCana Corp. ......................................     2,585,325
                                                                   ------------
                                                                      4,900,311
                                                                   ------------
              CHINA - 1.93%
   106,000    Cheung Kong (Holdings) Ltd. + .....................       964,098
 1,328,000    China Life Insurance Co., Ltd. +  .................       868,937
   221,400    Hutchinson Whampoa Ltd. + .........................     1,921,291
                                                                   ------------
                                                                      3,754,326
                                                                   ------------
              DENMARK - 1.68%
   114,300    Danske Bank A/S + .................................     3,279,937
                                                                   ------------
              FINLAND - 4.59%
   267,000    Nokia Oyj + .......................................     4,490,783
   203,100    Stora Enso Oyj, Class R + .........................     2,668,540
    92,600    UPM-Kymmene Oyj + .................................     1,790,363
                                                                   ------------
                                                                      8,949,686
                                                                   ------------
              FRANCE - 5.88%
    64,400    Compagnie Generale des Etablissements
              Michelin, Class B + ...............................     4,067,892
    66,300    Credit Agricole S.A. + ............................     1,719,199
    28,700    Societe Generale + ................................     2,820,074
    25,525    Total SA, SP ADR ..................................     2,838,125
                                                                   ------------
                                                                     11,445,290
                                                                   ------------
              GERMANY - 3.38%
    46,850    BASF AG + .........................................     3,104,075
    45,300    Bayerische Motoren Werke AG + .....................     1,958,661
    19,600    Deutsche Bank AG + ................................     1,522,692
                                                                   ------------
                                                                      6,585,428
                                                                   ------------
              ITALY - 2.63%
   242,000    Enel SpA + ........................................     2,176,812
    22,910    Eni SpA, SP ADR ...................................     2,938,895
                                                                   ------------
                                                                      5,115,707
                                                                   ------------
              JAPAN - 19.74%
    51,900    Canon, Inc. + .....................................     2,806,505
       534    East Japan Railway Co. + ..........................     2,646,364
    52,700    Eisai Co., Ltd. + .................................     1,780,481
   124,000    Fuji Photo Film Co., Ltd. + .......................     3,861,466
   246,000    Hitachi, Ltd. + ...................................     1,469,863
    44,000    Ito-Yokado Co., Ltd. + ............................     1,484,844
   113,000    Kao Corp. + .......................................     2,611,728
       122    Millea Holdings, Inc. + ...........................     1,614,294
    32,800    NEC Electronics Corp. + ...........................     1,563,060
    23,500    Nintendo Co., Ltd. + ..............................     2,489,012
       603    NIPPON TELEGRAPH & TELEPHONE
                CORP. + .........................................     2,460,212
   137,000    Nomura Holdings, Inc. + ...........................     1,726,134
    83,000    OLYMPUS CORP. + ...................................     1,621,044
    75,400    Shin-Etsu Chemical Co., Ltd. + ....................     2,781,069
    51,600    Sony Corp. + ......................................     1,926,935
    73,000    Takeda Chemical Industries, Ltd. + ................     3,505,984
    59,200    Toyota Motor Corp. + ..............................     2,104,324
                                                                   ------------
                                                                     38,453,319
                                                                   ------------

    SHARES                                                             VALUE
    ------                                                             -----

              MEXICO - 2.09%
    21,300    Fomento Economico Mexicano, SA de CV ..............  $  1,166,175
   155,900    Telefonos de Mexico SA de CV, SP ADR ..............     2,909,094
                                                                   ------------
                                                                      4,075,269
                                                                   ------------
              NETHERLANDS - 9.32%
   102,950    ABN AMRO Holding NV + .............................     2,390,862
   255,400    Aegon NV + ........................................     3,270,001
    41,750    DSM NV + ..........................................     2,794,722
    88,600    Heineken NV + .....................................     2,810,929
    87,800    ING Groep NV + ....................................     2,429,361
    64,000    Koninklijke (Royal) Philips Electronics NV ........     1,639,680
   110,700    TNT NV + ..........................................     2,827,732
                                                                   ------------
                                                                     18,163,287
                                                                   ------------
              NORWAY - 0.93%
   103,000    Statoil ASA + .....................................     1,813,107
                                                                   ------------
              PORTUGAL - 0.84%
   158,500    Portugal Telecom, SGPS, SA, SP ADR ................     1,632,550
                                                                   ------------
              SOUTH KOREA - 2.68%
    29,600    Kookmin Bank + ....................................     1,297,956
    87,576    Korea Electric Power Corp., SP ADR ................     1,304,007
   124,750    KT Corp., SP ADR ..................................     2,611,017
                                                                   ------------
                                                                      5,212,980
                                                                   ------------
              SPAIN - 2.08%
    91,900    Endesa SA + .......................................     2,000,118
    82,000    Repsol YPF SA, SP ADR .............................     2,054,920
                                                                   ------------
                                                                      4,055,038
                                                                   ------------
              SWEDEN - 1.15%
   246,100    Nordea AB + .......................................     2,247,915
                                                                   ------------
              SWITZERLAND - 8.91%
    72,600    Credit Suisse Group + .............................     2,904,296
    14,250    Nestle SA, Registered + ...........................     3,750,648
    93,401    Novartis AG, Registered + .........................     4,559,516
    20,383    Roche Holding AG + ................................     2,567,458
    21,500    Zurich Financial Services AG + ....................     3,571,456
                                                                   ------------
                                                                     17,353,374
                                                                   ------------
              TAIWAN - 0.55%
   117,500    Taiwan Semiconductor Manufacturing Co.,
              Ltd., SP ADR ......................................     1,082,175
                                                                   ------------
              UNITED KINGDOM - 22.94%
    83,900    Anglo American PLC + ..............................     1,999,004
   166,700    BAA PLC + .........................................     1,885,726
   846,600    BAE Systems PLC + .................................     4,146,896
   200,500    Boots Group PLC + .................................     2,209,494
   182,100    BP PLC + ..........................................     1,826,399
   405,800    Cadbury Schweppes PLC + ...........................     3,952,431
   246,800    Diageo PLC + ......................................     3,549,620
   131,000    GlaxoSmithKline PLC, ADR ..........................     6,510,700
   114,900    HSBC Holdings PLC + ...............................     1,817,038
   444,700    Kingfisher PLC + ..................................     2,078,763
   450,900    Reed Elsevier PLC + ...............................     4,299,604
   143,500    Royal Bank of Scotland Group PLC + ................     4,210,754
    86,500    Scottish Power PLC + ..............................       728,644
    28,680    Shell Transport & Trading Co., SP ADR .............     1,504,266
   741,800    Vodafone Group PLC + ..............................     1,867,495
   610,300    William Morrison Supermarkets PLC + ...............     2,097,299
                                                                   ------------
                                                                     44,684,133
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

              TOTAL FOREIGN COMMON STOCKS .......................  $187,992,620
                                                                   ------------
              (Cost $159,289,978)

INVESTMENT COMPANY - 2.73%
 5,315,964    SSgA Prime Money Market Fund ......................     5,315,964
                                                                   ------------
              TOTAL INVESTMENT COMPANY ..........................     5,315,964
                                                                   ------------
              (Cost $5,315,964)

              TOTAL INVESTMENTS - 99.24% ........................   193,308,584
                                                                   ------------
              (Cost $164,605,942)

              OTHER ASSETS
              NET OF LIABILITIES - 0.76% ........................     1,485,180
                                                                   ------------
              NET ASSETS - 100.00% ..............................  $194,793,764
                                                                   ============

----------
*           Non-income producing security.

+ Securities are being fair valued pursuant to fair value procedures adopted by the Board of Trustees (see note 2).

ADR         American Depositary Receipt

PLC         Public Limited Company

SGPS        Sociedade Gestora de Participacoes Socialis

SP ADR      Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Banking ..............................................................    14.11%
Telecommunications ...................................................    10.37%
Pharmaceuticals ......................................................     9.71%
Food and Beverage ....................................................     8.90%
Oil and Gas ..........................................................     7.99%
Insurance ............................................................     6.03%
Chemicals ............................................................     4.46%
Retail ...............................................................     4.24%
Automotive ...........................................................     4.17%
Cash and Net Other Assets ............................................     3.49%
Utilities ............................................................     3.19%
Diversified Manufacturing ............................................     2.81%
Transportation .......................................................     2.81%
Paper & Related Products .............................................     2.29%
Publishing ...........................................................     2.21%
Aerospace/Defense ....................................................     2.13%
Financial Services ...................................................     1.87%
Electronics ..........................................................     1.60%
Technology ...........................................................     1.44%
Semiconductors .......................................................     1.36%
Household Products ...................................................     1.34%
Diversified Mining ...................................................     1.03%
Home Furnishing ......................................................     0.99%
Airport Development/Maintenance ......................................     0.97%
Real Estate ..........................................................     0.49%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MID-CAP          MULTI-CAP
                                                       GROWTH            GROWTH         GLOBAL VALUE     INTERNATIONAL
                                                        FUND              FUND              FUND              FUND
                                                    ------------      ------------      ------------     ------------
ASSETS:
 Investments:
   Investments at cost ........................     $ 77,307,125      $ 62,606,330      $ 19,515,936     $164,605,942
   Net unrealized appreciation ................        7,816,604         4,951,495           880,648       28,702,642
                                                    ------------      ------------      ------------     ------------
   Total investments at value .................       85,123,729        67,557,825        20,396,584      193,308,584
                                                    ------------      ------------      ------------     ------------
 Receivables:
   Investments sold ...........................          970,338           889,493                --          855,257
   Fund shares sold ...........................          340,096           250,856            84,505          142,500
   Dividends and interest .....................           98,887            19,695            86,536          997,644
   Dividend reclaims ..........................               --                --             2,053          157,317
Other assets ..................................            9,538             5,222             2,065           18,343
                                                    ------------      ------------      ------------     ------------
   Total Assets ...............................       86,542,588        68,723,091        20,571,743      195,479,645
                                                    ------------      ------------      ------------     ------------

LIABILITIES:
 Payables:
   To custodian ...............................          810,283                --                --               --
   Investments purchased ......................               --           329,308                --          292,263
   Fund shares repurchased ....................          204,515                --                --           16,594
   Advisory fees (Note 3) .....................           51,126            45,558             4,812          190,906
   Administration fees (Note 4) ...............            8,014             5,931             3,520           22,530
   Transfer Agent fees (Note 4) ...............            8,191             3,412             2,196           16,650
   Trustees fees (Note 5) .....................            6,020             4,384             1,411           13,768
   Distribution fees (Note 4) .................           12,330                --                --               --
Accrued expenses and other payables ...........           68,699            34,741             7,942          133,170
                                                    ------------      ------------      ------------     ------------
   Total Liabilities ..........................        1,169,178           423,334            19,881          685,881
                                                    ------------      ------------      ------------     ------------
NET ASSETS ....................................     $ 85,373,410      $ 68,299,757      $ 20,551,862     $194,793,764
                                                    ============      ============      ============     ============

NET ASSETS CONSIST OF:
Par value .....................................     $      5,924      $      6,348      $      1,931     $     15,622
Paid-in capital in excess of par value ........       68,288,648        64,604,069        19,482,354      158,645,074
Accumulated undistributed net investment
   income (loss) ..............................         (131,886)         (237,811)           83,879        1,666,397
Accumulated net realized gain (loss) on
   investments sold and foreign currency
   transactions ...............................        9,394,120        (1,024,344)          103,853        5,793,400
Net unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currency ............        7,816,604         4,951,495           879,845       28,673,271
                                                    ------------      ------------      ------------     ------------
TOTAL NET ASSETS ..............................     $ 85,373,410      $ 68,299,757      $ 20,551,862     $194,793,764
                                                    ============      ============      ============     ============

DISTRIBUTOR CLASS:
   Net Assets .................................     $ 57,574,403      $         --      $         --     $         --
   Shares of beneficial interest outstanding ..        4,001,358                --                --               --
                                                    ============      ============      ============     ============
   Net asset value, offering and redemption
     price per share (Net Assets/Shares
     Outstanding) .............................     $      14.39      $         --      $         --     $         --
                                                    ============      ============      ============     ============

INSTITUTIONAL CLASS:
   Net Assets .................................     $ 27,799,007      $ 68,299,757      $ 20,551,862     $194,793,764
   Shares of beneficial interest outstanding ..        1,922,901         6,348,244         1,930,842       15,621,877
                                                    ============      ============      ============     ============
   Net asset value, offering and redemption
     price per share (Net Assets/Shares
     Outstanding) .............................     $      14.46      $      10.76      $      10.64     $      12.47
                                                    ============      ============      ============     ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MID-CAP         MULTI-CAP
                                                        GROWTH          GROWTH         GLOBAL VALUE    INTERNATIONAL
                                                         FUND            FUND              FUND             FUND
                                                     -----------      -----------      ------------    -------------
INVESTMENT INCOME:
   Dividends ...................................     $   478,186      $   114,789      $   215,680      $ 3,601,994
   Less: foreign taxes withheld ................          (7,311)              --           (7,813)        (404,349)
                                                     -----------      -----------      -----------      -----------
   Total investment income .....................         470,875          114,789          207,867        3,197,645
                                                     -----------      -----------      -----------      -----------

EXPENSES:
   Advisory fees (Note 3) ......................         401,151          231,885           85,660        1,108,447
   Administration fees (Note 4) ................          48,733           28,832           16,907          117,121
   Distribution fees (Note 4) ..................          83,614               --               --               --
   Custody fees ................................          24,152           14,613           22,017           79,182
   Transfer agent fees (Note 4) ................          35,596            8,111           13,780           41,974
   Professional fees ...........................          11,008           21,397            4,135           57,340
   Registration and filing fees ................          14,000           12,356           12,556            3,689
   Printing fees ...............................          33,358            9,629            2,112           31,900
   Trustees fees (Note 5) ......................          17,739           10,993            3,711           37,759
   Miscellaneous fees ..........................          19,518           14,784            3,452           24,953
                                                     -----------      -----------      -----------      -----------
   Total expenses before waivers ...............         688,869          352,600          164,330        1,502,365
   Less expenses waived (Note 3) ...............         (86,108)              --          (40,557)              --
                                                     -----------      -----------      -----------      -----------
   Net expenses ................................         602,761          352,600          123,773        1,502,365
                                                     -----------      -----------      -----------      -----------
 NET INVESTMENT INCOME (LOSS) ..................        (131,886)        (237,811)          84,094        1,695,280
                                                     -----------      -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on investment
     transactions ..............................       9,698,656         (371,989)         487,352        5,917,661
   Net realized loss on foreign currency
     transactions ..............................              --               --           (9,231)        (110,384)
   Net change in unrealized appreciation
     (depreciation) on investments .............      (7,539,174)       1,195,081          (61,113)      (6,805,176)
   Net change in unrealized depreciation
     on translation of assets and liabilities
     denominated in foreign currency ...........              --               --           (1,286)         (54,012)
                                                     -----------      -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................       2,159,482          823,092          415,722       (1,051,911)
                                                     -----------      -----------      -----------      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................     $ 2,027,596      $   585,281      $   499,816      $   643,369
                                                     ===========      ===========      ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                                           GROWTH FUND
                                                                                               ----------------------------------
                                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                                                 MAY 31, 2005       NOVEMBER 30,
                                                                                                  (UNAUDITED)           2004
                                                                                               ----------------     -------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss) ............................................................     $    (131,886)     $    (246,265)
   Net realized gain (loss) on investment and foreign currency transactions ................         9,698,656         17,085,416
   Net change in unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities denominated in foreign currency ................................        (7,539,174)       (20,400,962)
                                                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from operations ............................         2,027,596         (3,561,811)
                                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class ...................................................................                --                 --
   From realized gains on investments:
     Distributor Class .....................................................................        (6,781,548)                --
     Institutional Class ...................................................................        (2,349,349)                --
                                                                                                 -------------      -------------
Total Distributions ........................................................................        (9,130,897)                --
                                                                                                 -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class .....................................................................         4,073,022         21,261,178
     Institutional Class ...................................................................         4,834,393         34,304,757
   Dividends reinvested:
     Distributor Class .....................................................................         6,592,895                 --
     Institutional Class ...................................................................         2,346,226                 --
   Cost of shares redeemed:
     Distributor Class .....................................................................       (27,848,949)      (100,496,650)
     Institutional Class ...................................................................       (18,582,887)        (9,735,725)
                                                                                                 -------------      -------------
Change in net assets from capital share transactions .......................................       (28,585,300)       (54,666,440)
                                                                                                 -------------      -------------
Net change in net assets ...................................................................       (35,688,601)       (58,228,251)
NET ASSETS:
   Beginning of year .......................................................................       121,062,011        179,290,262
                                                                                                 -------------      -------------
   End of year (including line A) ..........................................................     $  85,373,410      $ 121,062,011
                                                                                                 =============      =============
(A) Undistributed net investment income (loss) .............................................     $    (131,886)     $          --
                                                                                                 =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued ................................................................................           284,549          1,350,614
     Reinvested ............................................................................           453,120                 --
     Redeemed ..............................................................................        (1,915,127)        (6,524,954)
   Institutional Class:
     Issued ................................................................................           335,939          2,138,188
     Reinvested ............................................................................           160,700                 --
     Redeemed ..............................................................................        (1,196,533)          (635,933)
                                                                                                 -------------      -------------
Net increase (decrease) in share transactions ..............................................        (1,877,352)        (3,672,085)
                                                                                                 =============      =============

                                                                                                              MID-CAP
                                                                                                              GROWTH
                                                                                                               FUND
                                                                                               ----------------------------------
                                                                                               SIX MONTHS ENDED     PERIOD ENDED
                                                                                                 MAY 31, 2005       NOVEMBER 30,
                                                                                                  (UNAUDITED)          2004(A)
                                                                                               ----------------     -------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss) ............................................................     $    (237,811)     $    (211,804)
   Net realized gain (loss) on investment and foreign currency transactions ................          (371,989)          (652,355)
   Net change in unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities denominated in foreign currency ................................         1,195,081          3,756,414
                                                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from operations ............................           585,281          2,892,255
                                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class ...................................................................                --                 --
   From realized gains on investments:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................                --                 --
                                                                                                 -------------      -------------
Total Distributions ........................................................................                --                 --
                                                                                                 -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................        24,404,739         49,021,532
   Dividends reinvested:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................                --                 --
   Cost of shares redeemed:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................        (3,047,926)        (5,556,124)
                                                                                                 -------------      -------------
Change in net assets from capital share transactions .......................................        21,356,813         43,465,408
                                                                                                 -------------      -------------
Net change in net assets ...................................................................        21,942,094         46,357,663
NET ASSETS:
   Beginning of year .......................................................................        46,357,663                 --
                                                                                                 -------------      -------------
   End of year (including line A) ..........................................................     $  68,299,757      $  46,357,663
                                                                                                 =============      =============
(A) Undistributed net investment income (loss) .............................................     $    (237,811)     $          --
                                                                                                 =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued ................................................................................                --                 --
     Reinvested ............................................................................                --                 --
     Redeemed ..............................................................................                --                 --
   Institutional Class:
     Issued ................................................................................         2,280,197          4,924,360
     Reinvested ............................................................................                --                 --
     Redeemed ..............................................................................          (285,897)          (570,416)
                                                                                                 -------------      -------------
Net increase (decrease) in share transactions ..............................................         1,994,300          4,353,944
                                                                                                 =============      =============

                                                                                                             MULTI-CAP
                                                                                                           GLOBAL VALUE
                                                                                                               FUND
                                                                                               ----------------------------------
                                                                                               SIX MONTHS ENDED     PERIOD ENDED
                                                                                                 MAY 31, 2005       NOVEMBER 30,
                                                                                                  (UNAUDITED)          2004(B)
                                                                                               ----------------     -------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss) ............................................................     $      84,094      $      74,653
   Net realized gain (loss) on investment and foreign currency transactions ................           478,121           (353,627)
   Net change in unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities denominated in foreign currency ................................           (62,399)           942,244
                                                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from operations ............................           499,816            663,270
                                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class ...................................................................           (69,905)                --
   From realized gains on investments:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................           (25,419)                --
                                                                                                 -------------      -------------
Total Distributions ........................................................................           (95,324)                --
                                                                                                 -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................         5,461,393         28,194,816
   Dividends reinvested:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................            73,795                 --
   Cost of shares redeemed:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................        (3,935,528)       (10,310,376)
                                                                                                 -------------      -------------
Change in net assets from capital share transactions .......................................         1,599,660         17,884,440
                                                                                                 -------------      -------------
Net change in net assets ...................................................................         2,004,152         18,547,710
NET ASSETS:
   Beginning of year .......................................................................        18,547,710                 --
                                                                                                 -------------      -------------
   End of year (including line A) ..........................................................     $  20,551,862      $  18,547,710
                                                                                                 =============      =============
(A) Undistributed net investment income (loss) .............................................     $      83,879      $      69,690
                                                                                                 =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued ................................................................................                --                 --
     Reinvested ............................................................................                --                 --
     Redeemed ..............................................................................                --                 --
   Institutional Class:
     Issued ................................................................................           508,975          2,842,675
     Reinvested ............................................................................             6,820                 --
     Redeemed ..............................................................................          (368,343)        (1,059,285)
                                                                                                 -------------      -------------
Net increase (decrease) in share transactions ..............................................           147,452          1,783,390
                                                                                                 =============      =============

                                                                                                          INTERNATIONAL
                                                                                                               FUND
                                                                                               ----------------------------------
                                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                                                 MAY 31, 2005       NOVEMBER 30,
                                                                                                  (UNAUDITED)           2004
                                                                                               ----------------     -------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss) ............................................................     $   1,695,280      $   1,595,162
   Net realized gain (loss) on investment and foreign currency transactions ................         5,807,277          7,291,087
   Net change in unrealized appreciation (depreciation) on investments and translation of
     assets and liabilities denominated in foreign currency ................................        (6,859,188)        27,655,853
                                                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from operations ............................           643,369         36,542,102
                                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class ...................................................................        (1,440,669)                --
   From realized gains on investments:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................        (7,444,795)          (770,377)
                                                                                                 -------------      -------------
Total Distributions ........................................................................        (8,885,464)          (770,377)
                                                                                                 -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................        23,957,881         28,442,699
   Dividends reinvested:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................         7,332,422                 91
   Cost of shares redeemed:
     Distributor Class .....................................................................                --                 --
     Institutional Class ...................................................................       (15,724,156)       (34,609,174)
                                                                                                 -------------      -------------
Change in net assets from capital share transactions .......................................        15,566,147         (6,166,384)
                                                                                                 -------------      -------------
Net change in net assets ...................................................................         7,324,052         29,605,341
NET ASSETS:
   Beginning of year .......................................................................       187,469,712        157,864,371
                                                                                                 -------------      -------------
   End of year (including line A) ..........................................................     $ 194,793,764      $ 187,469,712
                                                                                                 =============      =============
(A) Undistributed net investment income (loss) .............................................     $   1,666,397      $   1,411,786
                                                                                                 =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued ................................................................................                --                 --
     Reinvested ............................................................................                --                 --
     Redeemed ..............................................................................                --                 --
   Institutional Class:
     Issued ................................................................................         1,865,808          2,419,909
     Reinvested ............................................................................           570,173                  8
     Redeemed ..............................................................................        (1,219,227)        (2,972,304)
                                                                                                 -------------      -------------
Net increase (decrease) in share transactions ..............................................         1,216,754           (552,387)
                                                                                                 =============      =============

----------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class, commenced investment operations on March 1, 2004.

(b) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class, commenced investment operations on March 1, 2004.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      16-17

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         GROWTH FUND - DISTRIBUTOR CLASS
                                               ----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                              YEARS ENDED NOVEMBER 30,
                                               MAY 31, 2005       ---------------------------------------------------------------
                                                (UNAUDITED)         2004         2003            2002         2001        2000
                                               ------------       --------     --------        --------     --------     --------
NET ASSET VALUE,
Beginning of Period ........................      $  15.50        $  15.63     $  13.55        $  17.07     $  19.24     $  20.97
                                                  --------        --------     --------        --------     --------     --------
Income (loss) from Investment Operations:
   Net investment loss .....................         (0.03)          (0.05)       (0.10)          (0.10)       (0.09)       (0.15)
   Net realized and unrealized
     gain (loss) on investment
     transactions ..........................          0.33           (0.08)        2.18           (3.42)       (1.50)        0.65
                                                  --------        --------     --------        --------     --------     --------
   Total income (loss) from
     investment operations .................          0.30           (0.13)        2.08           (3.52)       (1.59)        0.50
                                                  --------        --------     --------        --------     --------     --------
Less Distributions from:
   Realized gains ..........................         (1.41)             --           --              --        (0.58)       (2.23)
                                                  --------        --------     --------        --------     --------     --------
   Total Distributions .....................         (1.41)             --           --              --        (0.58)       (2.23)
                                                  --------        --------     --------        --------     --------     --------
Net change in net asset
   value per share .........................         (1.11)          (0.13)        2.08           (3.52)       (2.17)       (1.73)
                                                  --------        --------     --------        --------     --------     --------
NET ASSET VALUE,
   End of Period ...........................      $  14.39        $  15.50     $  15.63        $  13.55     $  17.07     $  19.24
                                                  ========        ========     ========        ========     ========     ========
Total Return(a) ............................          1.81%(b)       (0.83)%      15.35%         (20.62)%      (8.64)%       1.96%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ...................      $ 57,574        $ 80,277     $161,771        $149,610     $146,072     $128,500
Ratios to average net assets:
   Expenses before waivers .................          1.53%           1.51%        1.54%           1.52%        1.49%        1.26%
   Expenses net of waivers .................          1.35%           1.39%        1.39%           1.33%        1.33%        1.24%
   Net investment
     loss (net of waivers) .................         (0.35)%         (0.22)%      (0.70)%         (0.72)%      (0.55)%      (0.63)%
Portfolio Turnover Rate ....................            28%(b)          41%          14%(c)           9%           1%           7%

----------
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(b)   Not Annualized.

(c)   Portfolio turnover rate excludes the effect of redemptions in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                               GROWTH FUND
                                                                                           INSTITUTIONAL CLASS
                                                                            -----------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED           YEAR ENDED     PERIOD ENDED
                                                                            MAY 31, 2005       NOVEMBER 30,    NOVEMBER 30,
                                                                             (UNAUDITED)           2004           2003(A)
                                                                            ------------       ------------    ------------
NET ASSET VALUE,
Beginning of Period ....................................................       $ 15.55            $ 15.63         $ 14.72
                                                                               -------            -------         -------
Income (loss) from Investment Operations:
   Net investment income (loss) ........................................         (0.01)                --(b)        (0.02)
   Net realized and unrealized gain (loss) on investment transactions ..          0.33              (0.08)           0.93
                                                                               -------            -------         -------
   Total income (loss) from investment operations ......................          0.32              (0.08)           0.91
                                                                               -------            -------         -------
Less Distributions from:
   Realized gains ......................................................         (1.41)                --              --
                                                                               -------            -------         -------
   Total Distributions .................................................         (1.41)                --              --
                                                                               -------            -------         -------
Net change in net asset value per share ................................         (1.09)             (0.08)           0.91
                                                                               -------            -------         -------
 NET ASSET VALUE,
   End of Period .......................................................       $ 14.46            $ 15.55         $ 15.63
                                                                               =======            =======         =======
Total Return(c) ........................................................          1.95%(d)          (0.51)%          6.18%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .........................       $27,799            $40,785         $17,519
Ratios to average net assets:
   Expenses before waivers .............................................          1.28%              1.26%           1.29%
   Expenses net of waivers .............................................          1.10%              1.14%           1.14%
   Net investment income (loss) (net of waivers) .......................         (0.10)%             0.03%          (0.56)%
Portfolio Turnover Rate ................................................            28%(d)             41%             14%(e)

----------
(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.

(b)   Represents less than $0.005 per share.

(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(d)   Not Annualized.

(e)   Portfolio turnover rate excludes the effect of redemptions in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  MID-CAP
                                                                                GROWTH FUND
                                                                            INSTITUTIONAL CLASS
                                                                     --------------------------------
                                                                      SIX MONTHS
                                                                         ENDED           PERIOD ENDED
                                                                     MAY 31, 2005        NOVEMBER 30,
                                                                      (UNAUDITED)          2004(A)
                                                                     ------------        ------------
NET ASSET VALUE,
Beginning of Period .............................................       $ 10.65            $ 10.00
                                                                        -------            -------
Income from Investment Operations:
   Net investment loss ..........................................         (0.04)             (0.05)
   Net realized and unrealized gain on investment transactions ..          0.15               0.70
                                                                        -------            -------
   Total income from investment operations ......................          0.11               0.65
                                                                        -------            -------
Less Distributions from:
   Net investment income ........................................            --                 --
                                                                        -------            -------
   Total Distributions ..........................................            --                 --
                                                                        -------            -------
Net change in net asset value per share .........................          0.11               0.65
                                                                        -------            -------
NET ASSET VALUE,
   End of Period ................................................       $ 10.76            $ 10.65
                                                                        =======            =======
Total Return(b) .................................................          1.03%(c)           6.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..................       $68,300            $46,358
Ratios to average net assets:
   Expenses before waivers ......................................          1.29%              1.30%
   Expenses net of waivers ......................................          1.29%              1.30%
   Net investment loss (net of waivers) .........................         (0.87)%            (0.81)%
Portfolio Turnover Rate .........................................            11%(c)             18%(c)

----------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  MULTI-CAP GLOBAL
                                                                                                     VALUE FUND
                                                                                                INSTITUTIONAL CLASS
                                                                                          --------------------------------
                                                                                           SIX MONTHS
                                                                                              ENDED          PERIOD ENDED
                                                                                          MAY 31, 2005        NOVEMBER 30,
                                                                                           (UNAUDITED)          2004(A)
                                                                                          ------------        ------------
NET ASSET VALUE,
Beginning of Period ..................................................................       $ 10.40            $ 10.00
                                                                                             -------            -------
Income from Investment Operations:
   Net investment income .............................................................          0.04               0.04
   Net realized and unrealized gain on investment and foreign currency transactions ..          0.25               0.36
                                                                                             -------            -------
   Total income from investment operations ...........................................          0.29               0.40
                                                                                             -------            -------
Less Distributions from:
   Net investment income .............................................................         (0.04)                --
   Realized gains ....................................................................         (0.01)                --
                                                                                             -------            -------
   Total Distributions ...............................................................         (0.05)                --
                                                                                             -------            -------
Net change in net asset value per share ..............................................          0.24               0.40
                                                                                             -------            -------
NET ASSET VALUE,
   End of Period .....................................................................       $ 10.64            $ 10.40
                                                                                             =======            =======
Total Return(b) ......................................................................          2.82%(c)           4.00%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .......................................       $20,552            $18,548
Ratios to average net assets:
   Expenses before waivers ...........................................................          1.73%              1.54%
   Expenses net of waivers ...........................................................          1.30%              1.30%
   Net investment income (net of waivers) ............................................          0.88%              0.49%
Portfolio Turnover Rate ..............................................................            32%(c)             76%(c)

----------
(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 INTERNATIONAL FUND
                                                                                                INSTITUTIONAL CLASS
                                                                                 -------------------------------------------------
                                                                                  SIX MONTHS
                                                                                     ENDED            YEAR ENDED      PERIOD ENDED
                                                                                 MAY 31, 2005        NOVEMBER 30,     NOVEMBER 30,
                                                                                  (UNAUDITED)            2004           2003(A)
                                                                                 ------------        ------------     ------------
NET ASSET VALUE,
Beginning of Period ............................................................   $  13.01            $  10.55         $  10.00
                                                                                   --------            --------         --------
Income from Investment Operations:
   Net investment income .......................................................       0.11                0.11             0.01
   Net realized and unrealized gain (loss) on investment and foreign currency
     transactions ..............................................................      (0.03)               2.40             0.54
                                                                                   --------            --------         --------
   Total income from investment operations .....................................       0.08                2.51             0.55
                                                                                   --------            --------         --------
Less Distributions from:
   Net investment income .......................................................      (0.10)                 --               --
   Realized gains ..............................................................      (0.52)              (0.05)              --
                                                                                   --------            --------         --------
   Total Distributions .........................................................      (0.62)              (0.05)              --
                                                                                   --------            --------         --------
Net change in net asset value per share ........................................      (0.54)               2.46             0.55
                                                                                   --------            --------         --------
NET ASSET VALUE,
   End of Period ...............................................................   $  12.47            $  13.01         $  10.55
                                                                                   ========            ========         ========
Total Return(b) ................................................................       0.46%(c)           23.88%            5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .................................   $194,794            $187,470         $157,864
Ratios to average net assets:
   Expenses before waivers .....................................................       1.56%               1.60%            1.50%
   Expenses net of waivers .....................................................       1.56%               1.60%            1.50%
   Net investment income (net of waivers) ......................................       1.76%               0.94%            0.26%
Portfolio Turnover Rate ........................................................         19%(c)              37%              12%(c)

----------
(a) Atlantic Whitehall International Fund, Institutional Class commenced investment operations on September 5, 2003.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of five separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class) and Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund are each authorized to issue one class of shares (Institutional Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. As of May 31, 2005, Short-Term Municipal Bond Fund has not commenced operations. These financial statements include the Trust's active portfolios:
Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment;
      (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading;
      (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

      Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

      Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

      To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

      (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for the purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds have no repurchase agreements outstanding at May 31, 2005.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each series.

      (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees.

      (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund may declare and pay dividends from net investment income annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

      The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

                                   DISTRIBUTIONS PAID IN 2004    DISTRIBUTIONS PAID IN 2003
                                   --------------------------    --------------------------
                                   ORDINARY       LONG-TERM      ORDINARY       LONG-TERM
      FUND                          INCOME*     CAPITAL GAINS     INCOME*     CAPITAL GAINS
      ----                         --------     -------------    --------     -------------
      International Fund ...       $770,377       $     --       $     --       $     --

      As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                              ACCUMULATED       UNDISTRIBUTED
                                                CAPITAL            ORDINARY       UNDISTRIBUTED      UNREALIZED
      FUND                                  AND OTHER LOSSES       INCOME*       LONG-TERM GAIN     APPRECIATION
      ----                                  ----------------    -------------    --------------     ------------
      Growth Fund .....................       $        --        $        --       $ 9,130,851       $15,051,288
      Mid-Cap Growth Fund .............          (555,500)                --                --         3,659,559
      Multi-Cap Global Value Fund .....              (203)            87,863             9,577           565,551
      International Fund ..............           (28,807)         7,724,644         1,160,687        35,493,998

      *For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

      These amounts are as of the most recent tax year end.

      (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

      (G) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using a current 4:00 PM Eastern Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation
      (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

      (H) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      (I) FOREIGN SECURITIES: Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs") involves special risks and considerations not typically associated with investing in U.S. companies. These include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

      (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is improbable.

NOTE 3 -- ADVISORY FEES. As part of Atlantic Trust Group, Inc.'s effort to streamline certain aspects of its financial services operations and to obtain certain operational efficiencies, Atlantic Trust Advisors, Inc., ("Atlantic Trust"), a wholly owned subsidiary of AMVESCAP PLC, ("AMVESCAP") merged with its affiliate, Stein Roe Investment Counsel, Inc. ("Stein Roe"), on October 1, 2004. Stein Roe (the "Adviser") replaces Atlantic Trust as the investment adviser to the Trust and provides investment advisory services to the Funds. The merger did not result in any material changes to the personnel managing the Funds. In addition, no changes occurred in (i) the contractual terms of and fees payable under the Funds' investment advisory agreement; (ii) the investment process or strategies employed in the management of the assets of the Funds; or (iii) the day-to-day management of the Funds, or the persons primarily responsible for such management.

Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund and Mid-Cap Growth Fund; 0.90% for Multi-Cap Global Value Fund and 1.15% for International Fund. The Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2006 to the extent necessary to maintain net expenses for each class of each Fund, except the International Fund, as follows:

                                     CONTRACTUAL EXPENSE LIMITATIONS
                                     -------------------------------
FUND                            DISTRIBUTOR CLASS     INSTITUTIONAL CLASS
----                            -----------------     -------------------
Growth Fund                           1.35%                  1.10%
Mid-Cap Growth Fund                    N/A                   1.30%
Multi-Cap Global Value Fund            N/A                   1.30%

This resulted in the Adviser waiving $86,108 and $40,557 in advisory fees for Growth Fund and Multi-Cap Global Value Fund, respectively, for the six months ended May 31, 2005. The Adviser received advisory fees, net of waivers, of $315,043, $231,885, $45,103 and $1,108,447 for Growth Fund, Mid-Cap Growth Fund,
Multi-Cap Global Value Fund and International Fund, respectively, for the six months ended May 31, 2005.

AIM Funds Management, Inc. ("AIM") serves as sub-adviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as sub-adviser to International Fund. AIM and IGAM are subsidiaries of AMVESCAP. The sub-advisers provide advisory services, including portfolio management, to the Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of Multi-Cap Global Value Fund and International Fund at the annual rate of 0.35% and 0.45%, respectively.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess $500 million up to $1 billion; and 0.05% of average daily net assets of each Fund in excess of $1 billion.

In addition, the Administrator also provides certain fund accounting and administration services. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of Growth Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of the Fund. The Distributor serves as the exclusive distributor of the shares of the Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $14,000 ($16,000 for the Audit Chairman and $18,000 for the Meeting Chairman), a fee of $1,500 for each Board of Trustees meeting attended and $1,500 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500. Prior to January 26, 2005, the Trust paid each nonaffiliated Trustee an annual retainer of $12,000 ($14,000 for the Chairman), a fee of $1,200 for each Board of Trustees meeting attended and $1,200 for each Board of Trustees committee

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each received an additional $500. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 6 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2005, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                               PURCHASES                             SALES
                                    -------------------------------     -------------------------------
FUND                                U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
----                                ---------------     -----------     ---------------     -----------
Growth Fund ...................       $        --       $26,917,575       $        --       $64,573,041
Mid-Cap Growth Fund ...........                --        26,263,925                --         6,211,487
Multi-Cap Global Value Fund ...                --         7,729,419                --         5,919,866
International Fund ............                --        40,448,899                --        35,182,474

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2005 for each Fund is as follows:

                                          GROSS               GROSS              NET
FUND                                  APPRECIATION        DEPRECIATION       APPRECIATION           COST
----                                  ------------       -------------       ------------       ------------
Growth Fund ...................       $  9,501,536       $ (1,684,932)       $  7,816,604       $ 77,307,125
Mid-Cap Growth Fund ...........          6,527,255         (1,575,760)          4,951,495         62,606,330
Multi-Cap Global Value Fund ...          1,457,849           (577,201)            880,648         19,515,936
International Fund ............         30,382,388         (1,679,746)         28,702,642        164,605,942

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statements of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. At November 30, 2004, Mid-Cap Growth Fund had the following capital loss carryover:

FUND                                CAPITAL LOSS CARRYOVER       EXPIRATION DATE
----                                ----------------------       ---------------
Mid-Cap Growth Fund                       $ 397,468                    2012

The Growth Fund utilized $2,865,353 of capital losses for the year ended November 30, 2004.

NOTE 9 -- LIQUIDATIONS. At a meeting held on January 26, 2005, the Board of Trustees of Atlantic Whitehall Balanced Fund and the Atlantic Whitehall Income Fund (individually, a "Closed Fund"), upon the recommendation of the Adviser, determined that it would be in the best interests of each Closed Fund and each Closed Fund's shareholders to liquidate and dissolve each Closed Fund. Accordingly, a Notice of a Special Meeting of Shareholders and Proxy Statement (with Proxy Card) regarding the proposed liquidations was mailed to shareholders on or around February 28, 2005. At the Special Meeting of Shareholders held on March 15, 2005, each Closed Fund's shareholders approved the Plan of Liquidation and Dissolution (the "Liquidation Plan"). Following the shareholder approval, each Closed Fund initiated the liquidation of its assets and distributed the net proceeds (after deduction for amounts estimated to be necessary to satisfy the debts and liabilities of the Closed Fund) to shareholders. The net proceeds were paid to shareholders pro rata in cash on March 30, 2005. The Adviser retained PFPC to assist with the proxy tabulation and presentation of the shareholder voting results. The shareholder voting results provided in this section are unaudited.

FUND                               VOTED FOR:       VOTED AGAINST:    ABSTAINED:
----                               ----------       --------------    ----------
Income Fund .................      1,889,662                0                0
Balanced Fund ...............        631,885            1,074           42,994

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete Portfolio of Investments for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-994-2533;
(ii) on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com; and (iii) on the SEC's website at www.sec.gov.

Atlantic Whitehall Fund Trust's Proxy Voting Record for the twelve-month period ended June 30, 2004 is available (i) upon request, without charge, by calling 1-800-994-2533 and (ii) on the SEC's website at www.sec.gov. The Proxy Voting Record for the twelve-month period ended June 30, 2005 will be available by August 31, 2005.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS: Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Funds' investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") annually. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with the primary Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees and Rule 12b-1 distribution fees, if any.

The Board also reviewed statistical information regarding the performance and expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a group of funds that was determined to be similar to the Fund ("Peer Group") and an appropriate broad-based market index. The Board then reviewed a comparison of the Fund's advisory fee, other fees and total expense ratio to other funds in the Peer Group.

During its review, the Board reviewed information pertaining to the fee structure for the Funds and considered whether alternative fee structures (I.E., breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the Funds' asset levels.

The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the primary Adviser has established an investment program for each Fund and, for certain Funds, supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds.

The Board then reviewed and discussed the investment philosophy and experience of the Advisers. The Board also considered the background and experience of the senior management of each Adviser and the level of attention given to the Funds by senior investment personnel. In addition to the above considerations, the Board also analyzed each Adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received a presentation from each Adviser and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds.

In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (E.G. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. The Board also reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis, the Board determined that the Advisory Agreement for each Fund, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the factors discussed above.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                      BEGINNING        ENDING
                                       ACCOUNT        ACCOUNT                           EXPENSES
                                        VALUE           VALUE          EXPENSE        PAID DURING
                                      12/01/04        05/31/05         RATIO(1)        PERIOD(2)
                                      ---------       ---------       ---------       -----------
GROWTH FUND
  ACTUAL FUND RETURN
   Distributor Class ..........       $   1,000       $1,018.10            1.35%       $    6.79
   Institutional Class ........           1,000        1,019.50            1.10%            5.54

  HYPOTHETICAL 5% RETURN
   Distributor Class ..........       $   1,000       $1,018.20            1.35%       $    6.79
   Institutional Class ........           1,000        1,019.45            1.10%            5.54

MID-CAP GROWTH FUND
  ACTUAL FUND RETURN
   Institutional Class ........       $   1,000       $1,010.30            1.29%       $    6.47

  HYPOTHETICAL 5% RETURN
   Institutional Class ........       $   1,000       $1,018.50            1.29%       $    6.49

MULTI-CAP GLOBAL VALUE FUND
  ACTUAL FUND RETURN
   Institutional Class ........       $   1,000       $1,028.20            1.30%       $    6.57

  HYPOTHETICAL 5% RETURN
   Institutional Class ........       $   1,000       $1,018.45            1.30%       $    6.54

INTERNATIONAL FUND
  ACTUAL FUND RETURN
   Institutional Class ........       $   1,000       $1,004.60            1.56%       $    7.80

  HYPOTHETICAL 5% RETURN
   Institutional Class ........       $   1,000       $1,017.15            1.56%       $    7.85

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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--------------------------------------------------------------------------------
      ATLANTIC WHITEHALL FUNDS TRUST

      An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc. its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

      The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

Pierre de St. Phalle, Chairman*

Susan V. Machtiger, Trustee*

Tracy L. Nixon, Trustee*

John R. Preston, Trustee*

William E. Rankin, Trustee

-------------------------------

OFFICERS

William E. Rankin, President &Chief
                   Executive Officer

Robert B. Saccone, Vice President

John Bini, Treasurer &Chief Financial Officer

Paul Elmlinger, Secretary

Gabrielle Bailey, Assistant Secretary, Chief Legal Officer

*     Non Affiliated Trustee

INVESTMENT ADVISOR

Stein Roe Investment Counsel, Inc.
1330 Avenue of the Americas
30th Floor
New York, NY 10019

ADMINISTRATOR

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

COUNSEL

Dechert LLP
1775 IStreet, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
5 Times Square
New York, NY 10036

                               [GRAPHIC OMITTED]
                       ATLANTIC WHITEHALL FUNDS LOGO ART

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              ATLANTIC WHITEHALL FUNDS TRUST
            --------------------------------------------------------------------

By (Signature and Title)* /S/WILLIAM E. RANKIN
                         -------------------------------------------------------
                          William E. Rankin, Chief Executive Officer
                          (principal executive officer)

Date July 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/WILLIAM E. RANKIN
                         -------------------------------------------------------
                          William E. Rankin, Chief Executive Officer
                          (principal executive officer)

Date July 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/JOHN BINI
                         -------------------------------------------------------
                          John Bini, Chief Financial Officer
                          (principal financial officer)

Date July 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.